UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21630

                            NT Alpha Strategies Fund
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60603
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Joseph W. McInerney, President and Principal Executive Officer
                            NT Alpha Strategies Fund
                         300 Atlantic Street, Suite 400
                               Stamford, CT 06901
                -------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 630-6000

                        Date of fiscal year end: March 31

                   Date of reporting period: December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

                                                        NT ALPHA STRATEGIES FUND


SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2007 (UNAUDITED)

NT ALPHA STRATEGIES FUND
                                                    VALUE
                                                 (ROUNDED TO
                                                  THOUSANDS)
SUB-FUNDS - 88.0%
COMMODITY TRADING ADVISOR - 2.9%
(COST $2,950,000)
  Rotella Polaris Fund, LLC                      $3,643,000
------------------------------------------------------------
CONVERTIBLE BOND ARBITRAGE - 3.6%
(COST $4,350,000)
  Investcorp Interlachen
    Multi-Strategy Fund, LLC                      4,550,000
------------------------------------------------------------
DISTRESSED - 4.6%
(COST $3,400,000)
  York Distressed Opportunities Fund, L.P.        5,768,000
------------------------------------------------------------
EMERGING MARKETS - 3.4%
(COST $2,700,000)
  Everest Capital Emerging Markets, L.P.          4,304,000
------------------------------------------------------------
EQUITY MARKET NEUTRAL - 7.3%
(COST $6,911,000)
  O'Connor Global Fundamental Long/Short, LLC     5,191,000
  Temujin Fund, L.P.                              3,967,000
------------------------------------------------------------
                                                  9,158,000
------------------------------------------------------------
EVENT DRIVEN- 5.9%
(COST $2,824,000)
  Paulson Advantage Plus, L.P. (1)                7,394,000
------------------------------------------------------------
FIXED INCOME ARBITRAGE - 6.1%
(COST $7,307,000)
  Burnaby Catastrophe Fund, L.P. *                  265,000
  Nephila Catastrophe Fund, L.P. *                2,358,000
  Parkcentral Global, L.P.                        4,223,000
  Triton Fund, L.P. *                               833,000
------------------------------------------------------------
                                                  7,679,000
------------------------------------------------------------
GLOBAL MACRO - 6.1%
(COST $5,857,000)
  Galtere International Master Fund, L.P.         3,874,000
  Third Wave Global Macro Fund, L.P.              3,855,000
------------------------------------------------------------
                                                  7,729,000
------------------------------------------------------------

NON-U.S. EQUITY HEDGE - 9.7%
(COST $11,855,000)
  Brevan Howard Equity Strategies Fund, L.P.      2,027,000
  InvestCorp WMG Asia Fund, LLC                   3,580,000
  Myojo Japan Long/Short Fund, L.P.               1,547,000
  TT Mid Cap Limited Long/Short Fund, L.P.        2,026,000
  Zebedee European Fund Limited                   2,954,000
------------------------------------------------------------
                                                 12,134,000
------------------------------------------------------------

                                                    VALUE
                                                 (ROUNDED TO
                                                  THOUSANDS)
SUB-FUNDS - 88.0%      -  CONTINUED
RELATIVE VALUE ARBITRAGE - 3.8%
(COST $4,136,000)
  TCM Spectrum Fund (QP), L.P. *                   $385,000
  Tennenbaum Multi-Strategy Fund I, LLC           4,401,000
------------------------------------------------------------
                                                  4,786,000
------------------------------------------------------------
SECTOR HEDGE - 10.9%
(COST $10,300,000)
  Expo Health Sciences Fund, L.P.                 3,647,000
  FrontPoint Energy Horizons Fund, L.P.           4,395,000
  Loomis Sayles Consumer Discretionary Hedge
    Fund II, L.P.                                 5,609,000
------------------------------------------------------------
                                                 13,651,000
------------------------------------------------------------
SHORT BIAS - 6.3%
(COST $7,400,000)
  Dialectic Antithesis Partners, L.P.            3,886,000
  Perennial Investors (QP), L.P.                 3,990,000
------------------------------------------------------------
                                                 7,876,000
------------------------------------------------------------

SPECIAL SITUATIONS - 0.7%
(COST $778,000)
  Courage Special Situations Fund, L.P.,
    Class B&C                                       864,000
------------------------------------------------------------

STATISTICAL ARBITRAGE - 2.7%
(COST $2,948,000)
  AQR Global Stock Selection Institutional
    Fund, L.P.                                    3,361,000
------------------------------------------------------------

U.S. EQUITY HEDGE - 14.0%
(COST $14,423,000)
  Alydar QP Fund, L.P.                            4,886,000
  CCM Small Cap Value Qualified Fund, L.P.        1,349,000
  Ironworks Partners, L.P.                        3,977,000
  Kinetics Institutional Partners, L.P.           3,565,000
  Redstone Investors, L.P.                        3,755,000
------------------------------------------------------------
                                                 17,532,000
------------------------------------------------------------
TOTAL SUB-FUNDS
------------------------------------------------------------
(COST $88,139,000)                              110,429,000
------------------------------------------------------------
TOTAL INVESTMENTS - 88.0%
------------------------------------------------------------
(COST $88,139,000)                              110,429,000
  Other Assets less Liabilities - 12.0%          14,987,000
------------------------------------------------------------
NET ASSETS - 100.0%                            $125,416,000



                                          QTLY REPORT 1 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND


SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2007 (UNAUDITED)

NT ALPHA STRATEGIES FUND (continued)

(1) The value of this investment is approximately 5.9% of Net Assets due to appreciation of the Sub-Fund.

* During the current period, a portion of the underlying investments value in the Burnaby Catastrophe Fund, L.P., Nephila Catastrophe Fund, L.P.,TCM Spectrum Fund (QP), L.P. and Triton Fund, L.P. were held in a side pocket arrangement. The Fund will not be able to redeem such value until the amount is released from the respective side pocket arrangement, which is approximately 0.4% of the Fund's net assets.

Sub-Fund investments are non-income producing.

At December 31, 2007, the NT Alpha Strategies Fund's investments as a percentage of total net assets were diversified as follows:

SECTOR WEIGHTINGS                         PERCENTAGE
Commodity Trading Advisor                    2.9%
Convertible Bond Arbitrage                   3.6
Distressed                                   4.6
Emerging Markets                             3.4
Equity Market Neutral                        7.3
Event Driven                                 5.9
Fixed Income Arbitrage                       6.1
Global Macro                                 6.1
Non-U.S. Equity Hedge                        9.7
Relative Value Arbitrage                     3.8
Sector Hedge                                10.9
Short Bias                                   6.3
Special Situations                           0.7
Statistical Arbitrage                        2.7
U.S. Equity Hedge                           14.0
Cash, Cash Equivalents and Other Assets
  less Liabilities                          12.0
-------------------------------------------------
TOTAL                                      100.0%

At December 31, 2007, the NT Alpha Strategies Fund's Sub-Funds investments were domiciled as follows:

COUNTRIES                          COST                 VALUE
  British Virgin Islands         $2,807,000            $3,874,000
  Cayman Islands                  4,761,000             4,980,000
  United States                  80,571,000           101,575,000
-----------------------------------------------------------------
TOTAL                                                $110,429,000

Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $88,139,000
--------------------------------------------------------------------------------
Gross tax appreciation of investments                               $23,068,000
Gross tax depreciation of investments                                  (778,000)
--------------------------------------------------------------------------------
Net tax appreciation of investme                                    $22,290,000
--------------------------------------------------------------------------------

NT ALPHA STRATEGIES FUND 2 QTLY REPORT

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      NT Alpha Strategies Fund

By:               /s/ Joseph W. McInerney
                  --------------------------------------------
                  Joseph W. McInerney, President
                  (Principal Executive Officer)

Date:             February 22, 2008

         Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      NT Alpha Strategies Fund

By:               /s/ Joseph W. McInerney
                  --------------------------------------------
                  Joseph W. McInerney, President
                  (Principal Executive Officer)

Date:             February 22, 2008

By:               /s/ Randal Rein
                  --------------------------------------------
                  Randal Rein,
                 (Principal Financial and Accounting Officer)

Date:             February 22, 2008